Significant Accounting Policies	3 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Significant Accounting Policies

3. SIGNIFICANT ACCOUNTING POLICIES

The accounting policies applied in these interim condensed consolidated financial statements are predominantly the same as those applied by the Company in its consolidated financial statements for the fiscal year ended September 30, 2024. The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

New and amended standards and interpretations adopted by the Company

The following amended standards became effective for the Company’s fiscal year beginning on October 1, 2024, but did not have a material impact on the unaudited interim condensed consolidated financial statements of the Company:

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Amendments to IAS 1 – Non-current liabilities with Covenants (effective for annual periods beginning on or after January 1, 2024).
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Amendments to IAS 1 – Classification of Liabilities as current or non-current (effective for annual periods beginning on or after January 1, 2024).
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Amendments to IFRS 16 – Lease liability in a sale and lease back (effective for annual periods beginning on or after January 1, 2024).
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Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements (effective for annual periods beginning on or after January 1, 2024).

New and amended standards and interpretations issued but not yet effective

The following standard amendments will be effective for the Company's fiscal year beginning October 1, 2025, or thereafter, and are not expected to have a material impact on the unaudited interim condensed consolidated financial statements of the Company:

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Amendments to IAS 21 – Lack of Exchangeability (effective for annual periods beginning on or after January 1, 2025).
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Amendments IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments (effective for annual periods beginning on or after January 1, 2026).
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Annual Improvements to IFRS Accounting Standards - Volume 11 (effective for annual periods beginning on or after January 1, 2026)
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IFRS 19 - Subsidiaries without Public Accountability: Disclosures which permits a subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements (effective for reporting periods beginning on or after January 1, 2027 with earlier application permitted).

The Company is currently assessing the potential impact of the following standards:

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Amendments to IFRS 9 and IFRS 7 - Contracts Referencing Nature-dependent Electricity (effective for annual periods beginning on or after January 1, 2026)
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IFRS 18 - Presentation and Disclosure in Financial Statements (effective for annual periods beginning on or after January 1, 2027)